UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, L.P.

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Brian Vrabel

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3842

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

Item 1.     Reports to Stockholders.

S E I  S T R U C T U R E D  C R E D I T  F U N D ,  L . P .

Financial Statements (Unaudited)

For the six month period ended June 30, 2018

SEI Structured Credit Fund, L.P.

Financial Statements

For the six month period ended June 30, 2018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov, no later than August 31st of each year.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2018

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 101.2%

CANADA — 3.3%
Callidus ABL CLO, Ser 2016-1A, Cl A
3.990%, 12/07/21 (B)	$40,665,109	$40,665,109
Callidus ABL CLO, Ser 2016-1A, Cl B
5.430%, 12/07/21 (B)	11,500,000	11,442,500
Callidus ABL CLO, Ser 2016-1A, Cl C
6.790%, 12/07/21 (B)	7,000,000	6,860,000
Callidus ABL CLO, Ser 2016-1A, Cl D
9.290%, 12/07/21 (B)	5,250,000	5,092,500

		64,060,109

CAYMAN ISLANDS — 52.4%
B&M CLO, Ser 2014-1A, Cl E
8.098%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	4,827,375
Battalion CLO, Ser 2013-4A, Cl SUB
10/22/25 (B)(C)	31,800,000	5,247,000
Battalion CLO IX, Ser 2018-9A, Cl ER
8.589%, VAR ICE LIBOR USD 3 Month+6.250% 07/15/31 (B)	17,000,000	16,835,100
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/30 (B)(C)	23,307,000	15,615,690
Battalion CLO XI, Ser 2017-11A, Cl E
8.322%, VAR ICE LIBOR USD 3 Month+5.980% 10/24/29 (B)	2,700,000	2,695,140
Battalion CLO XI, Ser 2017-11A, Cl SUB
10/24/29 (B)(C)	38,324,300	32,050,612
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
07/18/27 (C)	36,750,000	29,829,975
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)	21,904,000	10,732,960
Benefit Street Partners CLO IV
07/20/26 (B)	21,676,000	12,940,572
Benefit Street Partners CLO IX
07/20/25 (B)	20,640,000	18,163,200
Benefit Street Partners CLO V
10/20/26 (B)	19,200,000	1,881,600
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)	36,203,000	28,057,325
Benefit Street Partners CLO VIII
(B)	36,680,000	31,911,600
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)	40,364,000	36,731,240
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
04/20/31 (B)(C)	37,334,000	33,227,260
Brigade Debt Funding I, Ser 2018-1A
(C)	55,000,000	55,440,000
Cathedral Lake CLO, Ser 2013-1A, Cl CR
5.839%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	5,000,000	5,012,500
Cathedral Lake CLO, Ser 2013-1A, Cl DR
9.589%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	11,700,000	11,780,437

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2018

Description	Par Value	Fair Value

Cathedral Lake CLO, Ser 2013-1A, Cl SUB
10/15/29 (B)(C)	$18,200,000	$8,281,000
Elevation CLO, Ser 2014-2A, Cl ER
8.689%, VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	9,500,000	9,620,488
Elevation CLO, Ser 2014-2A, Cl FR
10.979%, VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	8,590,339
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)	14,400,000	7,380,000
Elevation CLO, Ser 2017-8A, Cl F
9.788%, 10/25/30	6,650,000	6,424,024
Elevation CLO, Ser 2017-8A, Cl SUB
10/25/30 (B)(C)	12,600,000	11,037,764
Evans Grove CLO, Ser 2018-1A, Cl E
8.819%, VAR ICE LIBOR USD 3 Month+6.500% 05/28/28 (B)	9,000,000	9,000,000
Figueroa CLO, Ser 2018-2A, Cl DRR
7.925%, VAR ICE LIBOR USD 3 Month+5.600% 06/20/27 (B)	10,000,000	10,000,000
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
7.327%, VAR ICE LIBOR USD 3 Month+5.000% 10/10/26 (B)	2,000,000	2,001,000
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
9.077%, VAR ICE LIBOR USD 3 Month+6.750% 10/10/26 (B)	8,300,000	8,300,000
Freidbergmilstein Private Capital Fund
01/15/19 (B)(C)	1,000,000	—
Great Lakes CLO, Ser 2014-1A, Cl ER
9.848%, 10/15/29	10,378,000	10,236,548
Great Lakes CLO, Ser 2014-1A, Cl FR
12.348%, 10/15/29	6,063,000	5,904,331
Great Lakes CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	16,940,000	14,822,500
Great Lakes CLO, Ser 2015-1A, Cl ER
9.708%, 01/16/30	17,689,000	17,010,273
Great Lakes CLO, Ser 2015-1A, Cl FR
12.348%, 01/16/30	6,517,000	6,008,348
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)	24,580,042	19,664,034
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/20/29 (B)(C)	19,066,500	15,443,865
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER
10.078%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	9,000,000	8,989,380
Ivy Hill Middle Market Credit Fund X, Ser 2018-10A, Cl DR
9.613%, VAR ICE LIBOR USD 3 Month+7.280% 07/18/30 (B)	21,000,000	20,580,000
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A
9.290%, 04/18/30	15,555,000	15,010,575
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
04/18/30 (B)(C)	11,667,000	11,667,000
Lockwood Grove CLO, Ser 2014-1A, Cl ERR
8.210%, 01/25/30	17,100,000	16,287,750
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/30 (B)(C)	25,988,000	19,620,940
MCF CLO VIII, Ser 2018-1A, Cl SUB
07/18/30 (B)(C)	27,710,000	27,710,000
Monarch Grove CLO, Ser 2018-1A, Cl D
4.985%, VAR ICE LIBOR USD 3 Month+2.650% 01/25/28 (B)	6,450,000	6,224,250
Monroe Capital MML CLO, Ser 2016-1A, Cl E
11.362%, VAR ICE LIBOR USD 3 Month+9.000% 07/22/28 (B)	10,000,000	10,000,000
Monroe Capital MML CLO, Ser 2018-1A, Cl ER
9.597%, VAR ICE LIBOR USD 3 Month+7.250% 07/22/28 (B)	15,000,000	15,000,000
Mountain View CLO, Ser 2013-1A, Cl DR
6.487%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,990,000
Mountain View CLO, Ser 2013-1A, Cl ER
10.037%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,000,000	9,950,000
Neuberger Berman CLO, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	12,150,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2018

Description	Par Value	Fair Value

Neuberger Berman CLO XV, Ser 2013-15A, Cl FR
10.819%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	$4,200,000	$4,198,740
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)	19,868,600	9,256,383
Neuberger Berman CLO XVI, Ser 2017-16SA, Cl SUB
01/15/28 (B)(C)	17,822,117	17,609,321
Neuberger Berman Loan Advisers CLO, Ser 2017-25A, Cl INC
10/18/29 (B)(C)	16,000,000	13,120,000
Neuberger Berman Loan Advisers CLO, Ser 2017-26A, Cl INC
10/18/30 (B)(C)	13,600,000	12,104,000
Neuberger Berman Loan Advisers CLO, Ser 2018-27A, Cl INC
01/15/30 (B)(C)	12,000,000	9,960,000
Neuberger Berman Loan Advisers CLO, Ser 2018-27A, Cl SUBN
0.072%, 01/15/30 (B)	295,867	254,446
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)	47,455,000	38,917,846
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN
5.928%, VAR ICE LIBOR USD 3 Month+3.580% 04/20/30 (B)	4,300,000	4,212,280
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
9.728%, VAR ICE LIBOR USD 3 Month+7.380% 04/20/30 (B)	12,600,000	12,192,768
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	10,304,000
OCP CLO, Ser 2017-14A, Cl SUB
11/20/30 (B)(C)	16,333,000	13,066,400
OCP CLO, Ser 2017-6A, Cl ER
10.396%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	10,800,000	10,446,840
TCW CLO, Ser 2017-1A, Cl SUB
07/29/29 (B)(C)	26,999,000	22,679,160
TCW CLO, Ser 2018-1A, Cl E
8.405%, VAR ICE LIBOR USD 3 Month+6.050% 04/25/31 (B)	10,000,000	9,768,000
TCW CLO, Ser 2018-1A, Cl SUB
04/25/31 (B)(C)	29,703,000	26,708,938
Telos CLO, Ser 2018-5A, Cl DR
5.636%, VAR ICE LIBOR USD 3 Month+3.300% 04/17/28 (B)	18,758,000	18,758,000
Telos CLO, Ser 2018-5A, Cl ER
8.896%, VAR ICE LIBOR USD 3 Month+6.560% 04/17/28 (B)	24,500,000	24,132,500
Trinitas CLO III, Ser 2018-3A, Cl DR
5.139%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	535,000	535,000
5.139%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	6,090,000	6,090,000
Venture CLO, Ser 2017-28AA, Cl SUB
10/20/29 (B)(C)	25,000,000	21,125,000
Venture XII CLO, Ser 2018-12A, Cl ERR
7.819%, VAR ICE LIBOR USD 3 Month+5.500% 02/28/26 (B)	8,400,000	8,421,000
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	27,438,000	23,871,060

		1,015,615,677

IRELAND — 35.0%
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl B
8.279%, VAR ICE LIBOR USD 3 Month+5.920% 12/22/28 (B)	15,850,000	16,016,425
Arch Street CLO, Ser 2016-2A, Cl E
9.298%, VAR ICE LIBOR USD 3 Month+6.950% 10/20/28 (B)	17,000,000	17,170,000
Battalion CLO, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	9,909,300
Battalion CLO V, Ser 2014-5A, Cl E
7.853%, VAR ICE LIBOR USD 3 Month+5.500% 04/17/26 (B)	11,000,000	9,295,000
Battalion CLO VII, Ser 2014-7A, Cl SUB
07/17/28 (B)(C)	11,375,000	4,663,750
Battalion CLO VII, Ser 2017-8A, Cl D1R
9.355%, VAR ICE LIBOR USD 3 Month+7.000% 07/18/30 (B)	23,994,000	24,245,937
Battalion CLO X, Ser 2016-10A, Cl SUB
01/24/29 (B)(C)	25,270,000	21,732,200

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2018

Description	Par Value	Fair Value

Benefit Street Partners CLO I, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	$8,650,000	$367,625
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/24 (B)(C)	23,450,000	14,656,250
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
01/15/29 (B)(C)	35,364,000	30,306,948
Carlyle Global Market Strategies CLO, Ser 2012-1A, Cl SUB
04/20/22 (B)(C)	1,400,000	3,500
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	24,125,000	22,677,500
Cerberus Loan Funding XVI, Ser 2016-2A, Cl E
9.339%, VAR ICE LIBOR USD 3 Month+7.000% 11/15/27 (B)	10,500,000	10,427,340
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E
9.089%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,084,160
Cerberus Onshore II CLO, Ser 2016-1A, Cl A1T
4.489%, VAR ICE LIBOR USD 3 Month+2.150% 09/07/26 (B)	1,493,507	1,493,955
Cerberus Onshore II CLO, Ser 2016-1A, Cl E
9.548%, VAR ICE LIBOR USD 3 Month+7.200% 09/07/26 (B)	12,500,000	12,332,000
CIFC Funding, Ser 2012-2A, Cl SUB
12/05/24 (B)(C)	11,899,000	—
CVP Cascade CLO, Ser 2014-2A, Cl D
7.155%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	2,462,000	2,344,809
CVP Cascade CLO, Ser 2014-2A, Cl E
8.155%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,000,000	7,222,400
Figueroa CLO, Ser 2013-1I, Cl SUB
03/21/24 (C)	17,500,000	1,050
Figueroa CLO, Ser 2013-2A, Cl SUB
06/20/27 (B)(C)	12,967,000	5,964,820
Garrison Funding, Ser 2016-2A, Cl A1T
4.531%, VAR ICE LIBOR USD 3 Month+2.200% 09/29/27 (B)	18,252,000	18,309,311
Garrison Funding, Ser 2016-2A, Cl C
8.331%, VAR ICE LIBOR USD 3 Month+6.000% 09/29/27 (B)	9,466,000	9,556,400
Golub Capital Partners CLO, Ser 2017-35A, Cl E
8.586%, VAR ICE LIBOR USD 3 Month+6.500% 07/20/29 (B)	13,575,000	13,608,938
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	9,500,000	9,500,000
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	24,255,000
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	18,125,000	17,615,688
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	5,875,000
Ivy Hill Middle Market Credit Fund, Ser 2017-12A, Cl D
9.919%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	20,720,146
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB)
07/20/29 (B)(C)	4,200,000	4,116,000
JFIN CLO, Ser 2017-1A, Cl C
5.142%, VAR ICE LIBOR USD 3 Month+2.800% 04/24/29 (B)	3,265,000	3,285,406
JFIN CLO, Ser 2017-1A, Cl D
5.942%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	5,505,569
JFIN CLO, Ser 2017-1A, Cl E
7.715%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,500,000	10,447,500
JFIN MM CLO, Ser 2014-1A, Cl C
5.008%, VAR ICE LIBOR USD 3 Month+2.660% 04/20/25 (B)	2,187,500	2,188,867
JFIN MM CLO, Ser 2014-1A, Cl D
5.698%, VAR ICE LIBOR USD 3 Month+3.350% 04/20/25 (B)	14,990,000	14,990,000
JFIN MM CLO, Ser 2014-1A, Cl E
8.848%, VAR ICE LIBOR USD 3 Month+6.500% 04/20/25 (B)	12,500,000	12,500,000
JFIN Revolver CLO, Ser 2014-2A, Cl C
5.081%, VAR ICE LIBOR USD 3 Month+2.750% 02/20/22 (B)	4,331,359	4,331,359
JFIN Revolver CLO, Ser 2017-5A, Cl B
5.300%, 04/20/24 (B)	19,000,000	19,000,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2018

Description	Par Value	Fair Value

JFIN Revolver CLO, Ser 2017-5A, Cl C
7.150%, 04/20/24 (B)	$14,500,000	$14,500,000
Longfellow Place CLO, Ser 2017-1A, Cl FRR
10.839%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	7,362,500	7,280,776
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
04/22/29 (B)(C)	5,900,000	3,181,280
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/27 (B)(C)	26,625,000	17,838,750
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/27 (B)	818,231	589,126
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
7.435%, VAR ICE LIBOR USD 3 Month+5.100% 10/25/28 (B)	1,666,000	1,672,031
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
10.085%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	23,142,000	23,405,819
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	26,174,400
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
8.410%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)(D)	23,726,000	23,055,978
OCP CLO, Ser 2012-2A, Cl SUB
11/22/25 (B)(C)	18,445,000	9,467,819
OCP CLO, Ser 2017-4A, Cl ER
10.209%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	7,878,750
Shackleton CLO, Ser 2014-6A, Cl F
8.103%, VAR ICE LIBOR USD 3 Month+5.750% 07/17/26 (B)	10,750,000	9,481,500
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	7,632,000
TCP Waterman CLO, Ser 2016-1A, Cl B
5.791%, 12/15/28	6,000,000	6,018,420
TIAA Churchill Middle Market CLO, Ser 2016-1A, Cl E
10.348%, VAR ICE LIBOR USD 3 Month+8.000% 10/20/28 (B)	5,500,000	5,444,560
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)(C)	6,500,000	1,300,000
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	10,225,600
Venture CDO, Ser 2017-10A, Cl ERR
9.098%, VAR ICE LIBOR USD 3 Month+6.750% 04/20/27 (B)	11,062,500	11,069,414
Venture CLO, Ser 2017-10A, Cl FRR
10.848%, VAR ICE LIBOR USD 3 Month+8.500% 04/20/27 (B)	4,750,000	4,738,125
Venture X CDO, Ser 2012-10A, Cl SUB
04/20/27 (B)(C)	16,562,000	8,456,060
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)	10,526,000	8,657,635
Woodmont Trust, Ser 2017-1A, Cl C
6.083%, VAR ICE LIBOR USD 3 Month+3.750% 04/18/29 (B)	13,950,000	14,089,500
Woodmont Trust, Ser 2017-1A, Cl D
7.383%, VAR ICE LIBOR USD 3 Month+5.050% 04/18/29 (B)	7,500,000	7,537,500
Zohar CDO, Ser 2007-3A, Cl A2
2.150%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
2.350%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)	56,000,000	5,600,000

		677,240,196

JERSEY — 1.2%
Saranac CLO V, Ser 2013-1A, Cl ER
10.035%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,000,000	18,090,000
Saranac CLO VII, Ser 2014-2A, Cl ER
9.051%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	5,000,000	4,800,000

		22,890,000

UNITED STATES — 9.3%
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)	46,533,517	40,977,415
Benefit Street Partners CLO
(C)	30,840,000	27,170,040

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2018

Description	Par Value/Shares	Fair Value

Cathedral Lake CLO V Warehouse Note
(C)	$23,333,000	$23,333,000
Ivy Hill IV
07/03/21 (D)	85,000,000	80,325,000
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
9.559%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	9,000,000	8,598,420

		180,403,875

Total Asset-Backed Securities (Cost $2,078,229,596)		1,960,209,857

COMMON STOCK — 0.5%

UNITED STATES — 0.5%
Ares Capital	619,900	10,197,355

Total Common Stock (Cost $9,521,258)		10,197,355

CASH EQUIVALENT (E) (F) — 1.9%

UNITED STATES — 1.9%
SEI Daily Income Trust Government Fund, Cl F, 1.660%	35,890,621	35,890,621

Total Cash Equivalent (Cost $35,890,621)		35,890,621

Total Investments — 103.6% (Cost $2,123,641,475)		$2,006,297,833

Percentages based on Limited Partners’ Capital of $1,936,727,271.

Transactions with affiliated funds during the period ended June 30, 2018 are as follows:

	Value of Shares Held as of 12/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 6/30/2018	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$94,848,109	$346,299,231	($405,256,719)	$—	$35,890,621	$436,080

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

VAR — Variable

(A)	Level 3 securities considered illiquid. The total value of such securities as of June 30, 2018 was $1,960,209,857 and represented 101.2% of Partners’ Capital.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At June 30, 2018, the market value of Rule 144A positions amounted to $1,661,210,523 or 85.8% of Limited Partners’ Capital.

(C)	Represents equity/residual tranche investments in which estimated effective yields are applied.
(D)

Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2018 was $121,605,978 and represented 6.3% of Limited Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of June 30, 2018.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,960,209,857	$1,960,209,857
Common Stock	10,197,355	—	—	10,197,355
Cash Equivalent	35,890,621	—	—	35,890,621

Total Investments in Securities	$46,087,976	$—	$1,960,209,857	$2,006,297,833

(1)	Of the $1,960,209,857 in Level 3 securities as of June 30, 2018, $1,838,603,879 was valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2018	$1,839,575,720
Accrued discounts/premiums	45,224,865
Realized gain/(loss)	16,955,358
Change in unrealized appreciation/(depreciation)	517,157
Proceeds from sales	(560,803,862)
Purchases	618,740,619

Ending balance as of June 30, 2018	$1,960,209,857

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9,579,237

For the period ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Structured Credit Fund, L.P.

Statement of Assets and Liabilities (Unaudited)

June 30, 2018

Assets
Investments in securities, at value (cost $2,087,750,854)	$1,970,407,212
Investment in affiliated security, at value (cost $35,890,621)	35,890,621
Cash	12,343,438
Interest receivable	12,417,968

Total assets	2,031,059,239

Liabilities
Payable for investment securities purchased	52,414,539
Capital withdrawals payable	29,339,336
Capital contributions received in advance	12,073,619
Administration fees payable	163,917
Other accrued expenses	340,557

Total liabilities	94,331,968

Limited Partners’ capital	$1,936,727,271

Limited Partners’ capital Represented by:
Paid-in-capital	$2,054,070,913
Net unrealized depreciation on investments	(117,343,642)

Limited Partners’ capital	$1,936,727,271

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Operations (Unaudited)

For the six months ended June 30, 2018

Investment income
Interest income	$87,021,001
Dividend income from affiliated security	436,080

Total investment income	87,457,081

Expenses
Administration fee	961,553
Professional fees	265,050
Directors’ fees	15,000
Miscellaneous expenses	87,894

Total expenses	1,329,497

Net investment income	86,127,584

Realized and unrealized gains on investments
Net realized gain on investments	18,906,235
Net change in unrealized appreciation (depreciation) on investments	1,193,516

Net realized and unrealized gain on investments	20,099,751

Net increase in Limited Partners’ capital resulting from operations	$106,227,335

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statements of Changes in Limited Partners’ Capital

	For the six month period ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017

From investment activities
Net investment income	$86,127,584	$141,426,868
Net realized gain on investments	18,906,235	32,252,391
Net change in unrealized appreciation (depreciation) on investments	1,193,516	34,430,892

Net increase in Limited Partners’ capital resulting from operations	106,227,335	208,110,151

Partners’ capital transactions
Capital contributions	46,355,619	123,294,528
Capital withdrawals	(34,217,508)	(192,445,185)

Net increase (decrease) in Limited Partners’ capital derived from capital transactions	12,138,111	(69,150,657)

Net increase in Limited Partners’ capital	118,365,446	138,959,494
Limited Partners’ capital beginning of the period	1,818,361,825	1,679,402,331

Limited Partners’ capital end of the period	$1,936,727,271	$1,818,361,825

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Cash Flows (Unaudited)

For the six months ended June 30, 2018

Cash flows from operating activities
Net increase in Limited Partners’ capital resulting from operations	$106,227,335
Adjustments to reconcile net increase in Limited Partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(649,433,932)
Proceeds from sales of long-term investments	587,715,387
Accretion of discount (see Note 2)	(45,224,865)
Net sale of short-term investments	58,957,488
Net realized gain on investments	(18,906,235)
Net change in unrealized (appreciation) depreciation on investments	(1,193,516)
Decrease in interest receivable	964,620
Increase in payable for securities purchased	18,194,922
Increase in administration fees payable	3,978
Increase in other accrued expenses	120,124

Net cash provided by operating activities	57,425,306

Cash flows from financing activities
Capital contributions	55,029,238
Capital withdrawals	(104,905,987)

Net cash used in financing activities	(49,876,749)

Net change in cash	7,548,557

Cash
Beginning of the period	4,794,881

End of the period	$12,343,438

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited)

June 30, 2018

1.   Organization

SEI Structured Credit Fund, L.P. (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. SEI Investments Company is the parent company of SIMC. As of June 30, 2018, the SEI Structured Credit Segregated Portfolio owned approximately 81.9% of the Fund, while the other Limited Partners owned approximately 18.1% of the Fund.

The Fund’s objective is to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”), which includes collateralized loan obligations (“CLOs”) and other structured credit investments. CDOs are special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of debt and equity securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium-term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and had no investment in the Fund during the period and as of June 30, 2018. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

2.   Significant Accounting Policies

The following is a summary of significant accounting and reporting policies followed by the Fund in preparing the financial statements:

Use of Estimates

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable; however, actual results could differ from these estimates and it is possible that differences could be material.

Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. When available, Structured Credit Investments are priced based upon valuations provided by independent, third party pricing agents using their proprietary valuation methodology. The third-party pricing agents may value Structured Credit Investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a Structured Credit Investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one dealer who is independent of the Fund. In such cases, the independent dealer providing the price on the Structured Credit Investment may also be a “market maker”, and in many cases the only market maker, with respect to that security. As of June 30, 2018, all asset-backed securities, with the exception of three fair valued securities, are valued by an independent dealer who is also a market maker.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

2.   Significant Accounting Policies (continued)

Valuation of Investments (continued)

A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable and willing market participants. It generally assumes a round lot institutional transaction, without consideration for whether the client is long or short the instrument, and without adjustment for the size of the client’s position. The valuation pertains to an assumed transaction and may not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

A dealer’s valuation may be formulated using inputs such as a combination of observable market transactions of the exact security or a similar security and internal models. Bids-Wanted-In Competition (“BWIC”) are widely distributed auctions of securities whose results are the primary input used by dealers to establish valuations for structured credit securities. Dealers supplement BWIC results with private transactions and model-driven valuations. Model-driven valuations require assumptions regarding default, recovery, and prepayment rates that are consistent with current market conditions.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s view of the assumptions that market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

2.   Significant Accounting Policies (continued)

Valuation of Investments (concluded)

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in the Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2018, there were three securities that were fair valued by the Committee.

The Board will periodically review the Fund’s valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions the market participants would use in pricing the asset or liability. The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

2.   Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data, which includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including time value, yield curve, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace; and

Level 3 – Unobservable inputs that are not corroborated by market data (supported by little or no market activity), which is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are generally not observable.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended June 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 investments as of June 30, 2018. The disclosure below also includes quantitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value as of	Valuation
Assets	June 30, 2018	Technique(s)	Unobservable Input	Price Range
CLO Debt	$854,744,121	Market Quotes	Broker Quote	$10 - $102
CLO Equity	983,859,758	Market Quotes	Broker Quote	$0 - $1

Total	$1,838,603,879

	Fair Value as of	Valuation		Range (Weighted
Assets	June 30, 2018	Technique(s)	Unobservable Input	Average)

CLO Debt	$23,055,978	Market Comparables	Credit Spread	600-700 bps
CLO Debt	18,225,000	Market Comparables	Yield	0
CLO Equity	80,325,000	Market Comparables	Credit Spread	8-12%

	$121,605,978

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

2.   Significant Accounting Policies (continued)

Fair Value of Financial Instruments (concluded)

The unobservable input used to determine fair value of the Level 3 asset may have similar diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

Income Recognition and Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion of debt instruments is calculated using the scientific interest method, which approximates the effective interest method over the estimated life of the security. Amortization of premiums and accretion of discounts are adjusted annually or at the time of purchase for a new investment and are included in interest income on the Statement of Operations. Realized gains (losses) on paydowns on asset-backed securities are recorded as an adjustment to interest income.

Collateralized Debt Obligations

The Fund invests in CDOs which include CLOs, a type of asset-backed security, and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

Legislation enacted in 2010 imposes a withholding tax of 30% on payments of U.S. source interest and dividends paid after December 31, 2013, or gross proceeds from the

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

2.   Significant Accounting Policies (concluded)

Collateralized Debt Obligations (concluded)

disposition of an instrument that produces U.S. source interest or dividends paid after December 31, 2017, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its United States account holders and its United States owners. Most CLO vehicles in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect our operating results and cash flows.

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. Each Limited Partner is responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

For the six months ended June 30, 2018, in accordance with U.S. GAAP, the Fund reclassified $86,127,584 and $18,906,235 from accumulated net investment income and accumulated net realized gain, respectively, to Limited Partners’ capital. The reclassification was to reflect, as an adjustment to Limited Partners’ capital, the amount of taxable income that has been allocated to the Limited Partners and has no effect on net assets.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, 2016-2018), on-going analysis of and changes to tax laws, regulations and interpretations thereof, and therefore, an estimate of potential changes to unrecognized tax benefits in the next 12 months cannot be made.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

3.   Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services that is unrelated to the return of the Fund.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.30% per annum of the Fund’s monthly average net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.30% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time. In the current year, the Adviser did not waive any expenses.

SEI Global Services, Inc. (the “Administrator”) serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s net asset value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Placement Agent is not compensated by the Fund for its services rendered under the agreement.

4.   Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

4.   Allocation of Profits and Losses (concluded)

account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

5.   Limited Partners’ Capital

The Fund, in the discretion of the Board, may sell interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscription periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its interests (“Interests”). The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, Limited Partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Even after the initial two year period, it is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case a Limited Partner may not be able to redeem the full amount that the Limited Partner wishes to redeem.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

5.   Limited Partners’ Capital (concluded)

During the six months ended June 30, 2018, the Fund made offers to repurchase Interests resulting in capital withdrawals of $34,217,508 and capital contributions of $46,355,619 in aggregate.

6.   Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the six months ended June 30, 2018 were $649,433,932 and $587,715,387, respectively.

As of June 30, 2018, the cost of investments for tax purposes is $2,123,641,475. Net unrealized depreciation on investments for tax purposes was $117,343,642 consisting of $67,501,856 of gross unrealized appreciation and $184,845,498 of gross unrealized depreciation.

7.   Concentrations of Risk

In the normal course of business, the Fund trades financial instruments involving market risk and counterparty credit risk.

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk, interest rate risk, prepayment risk and collateral performance risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i)  Price risk

Price risk is the risk that the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s Structured Credit Investments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

7.   Concentrations of Risk (continued)

(a) Market risk (continued)

(ii)   Interest rate risk

The fair value of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(iii) Prepayment risk

Prepayment risk is the risk associated with the early unscheduled return of principal on a fixed-income security. Some fixed-income securities, such as CDOs, have embedded call options which may be exercised by the issuer, or in the case of a CDO, the borrower. The yield-to-maturity of such securities cannot be known for certain at the time of purchase since the cash flows are not known. When principal is returned early, future interest payments will not be paid on that part of the principal. If the security was purchased at a premium (a price greater than 100) the security’s yield will be less than what was estimated at the time of purchase.

(iv) Collateral performance risk

Collateral performance risk is the risk that defaults or underperformance of the CDO’s underlying collateral negatively impacts scheduled payments to a tranche based on relative seniority in the overall capital structure of each deal.

(v) Liquidity risk

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

7.   Concentrations of Risk (continued)

(a) Market risk (concluded)

(v) Liquidity risk (concluded)

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk, reinvestment risk, prepayment risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(vi) Leverage risk

CLO vehicles are typically very highly levered (10 – 14 times), and therefore the junior debt and equity tranches that the Fund invests in are subject to a higher degree of risk of total loss. In particular, investors in CLO vehicles indirectly bear risks of the underlying debt investments held by such CLO vehicles. The Fund generally has the right to receive payments only from the CLO vehicles, and generally does not have direct rights against the underlying borrowers or the entity that sponsored the CLO vehicle. While the CLO vehicles the Fund targets generally enable the investor to acquire interests in a pool of senior loans without the expenses associated with directly holding the same investments, the Fund generally pays a proportionate share of the CLO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CLO vehicles will rise or fall, these prices (and, therefore, the prices of the CLO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CLO vehicle in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to us. In the event that a CLO vehicle fails certain tests, holders of debt senior to us may be entitled to additional payments that would, in turn, reduce the payments we would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting CLO vehicle or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

7.   Concentrations of Risk (concluded)

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

(c) Credit risk

When the Fund invests in structured credit investments, the Fund does not have custody of the assets of the structured credit investment or control over the investment. In certain structured credit investments, the Fund may have limited access to or information regarding the assets of or collateral underlying the structured credit investment. Furthermore, the Fund may not be able to confirm independently the accuracy of the information provided by the managers of structured credit investments. As such, there may be uncertainty with respect to the information available to the Fund for purposes of analyzing the reasonableness of an independent price obtained for a structured credit investment or to fair value a structured credit investment. Ultimately, the uncertainty of the reliability of (or limited access to) information received in respect of a structured credit investment may impair the Fund’s ability to value its investment. As a result, the amount realized by the Fund upon disposition of the structured credit investment could be materially different from that which is reported as the carrying value of the investment at any point in time.

8.   Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2018

9.   Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the following periods:

	For the six month period ended June 30, 2018 (Unaudited)	For the year ended 2017	For the year ended 2016	For the year ended 2015	For the year ended 2014	For the year ended 2013

Total return (1)	5.77%	12.33%	25.80%	-6.95%	5.06%	8.03%

Limited Partners’ capital, end of year (000’s)	$1,936,727	$1,818,362	$1,679,402	$1,298,480	$1,387,197	$1,236,651

Ratio to average partners’ capital†
Net investment income ratio††
Net investment income	9.05% (2)	7.87%	10.04%	9.00%	7.63%	10.02%

Expense ratio††
Operating expenses	0.14% (2)	0.20%	0.15%	0.12%	0.12%	0.13%

Portfolio turnover rate	30.98% (3)	54.67%	56.05%	35.45%	53.74%	62.90%

†	Ratios to average partners’ capital are calculated based on the outstanding Limited Partners’ capital during the period.
††	Ratios do not include the Fund’s allocated share of income/expense from investments in other funds.
(1)	Total return, which reflects the month-to-month change in Limited Partners’ capital, is calculated using returns that have been geometrically linked based on capital contributions and withdrawals.
(2)	Annualized.
(3)	Not annualized.

10.   Change of Independent Registered Public Accounting Firm

On June 21, 2018, PricewaterhouseCoopers LLP (“PwC”) resigned as the Independent Registered Public Accounting Firm for the Fund. PwC’s report on the Fund’s financial statements for the fiscal years ended December 31, 2016 and December 31, 2017 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s fiscal years ended December 31, 2016 and December 31, 2017 and the subsequent interim period through June 21, 2018 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2018

10.   Change of Independent Registered Public Accounting Firm (concluded)

The Fund has requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter, dated August 27, 2018, is filed as an Exhibit to this Form N-CSR. The Fund has selected Klynveld Peat Marwick Goerdeler (“KPMG”) to serve as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ended December 31, 2018. The decision to select KPMG was recommended by the Fund’s Audit Committee on June 27, 2018 and was approved by the Fund’s Board of Directors on June 27, 2018. During the Fund’s fiscal years ended December 31, 2016 and December 31, 2017, neither the Fund, nor anyone on their behalf, consulted with KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

11.   New Accounting Pronouncement

In March 2017, the FASB issued an ASU, ASU 2017-08, which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. At this time, management is evaluating the implications of these changes on financial statements.

12.   Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

Included in Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.   Submission of Matters to a Vote of Security Holders.

None.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SUB-ITEM 77K

Changes in registrant’s certifying accountant:

SEI Structured Credit Fund, LP (the “Fund”)

811-22107

On June 27, 2018, the Board of Trustees of the above-referenced Fund, upon recommendation of the Audit Committee, engaged KPMG LLP (“KPMG”) as the independent registered public accounting firm to the Fund. On June 21, 2018, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm to the Fund.

PwC’s reports on the Fund for the two most recent fiscal years ended December 31, 2017 and December 31, 2016 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle. For the two most recent fiscal years ended December 31, 2017 and December 31, 2016 and the subsequent interim period through June 27, 2018, there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements.

The Registrant has requested that PwC furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit hereto.

August 27, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Commissioners:

We have read the statements made by SEI Structured Credit Fund, LP (copy attached), which we understand will be filed with the Securities and Exchange Commission, pursuant to Item 77K, as part of the Semi-Annual report for management companies of form N-CSR dated June 30, 2018. We agree with the statements concerning our Firm contained therein.

Very truly yours,

Attachment

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F:(267) 330 3300, www.pwc.com/us

10. Change of Independent Registered Public Accounting Firm

On June 21, 2018, PricewaterhouseCoopers LLP (“PwC”) resigned as the Independent Registered Public Accounting Firm for the Fund. PwC’s report on the Fund’s financial statements for the fiscal years ended December 31, 2016 and December 31, 2017 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s fiscal years ended December 31, 2016 and December 31, 2017 and the subsequent interim period through June 21, 2018 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund has requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter, dated August 27, 2018, is filed as an Exhibit to this Form N-CSR. The Fund has selected Klynveld Peat Marwick Goerdeler (“KPMG”) to serve as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ended December 31, 2018. The decision to select KPMG was recommended by the Fund’s Audit Committee on June 27, 2018 and was approved by the Fund’s Board of Directors on June 27, 2018. During the Fund’s fiscal years ended December 31, 2016 and December 31, 2017, neither the Fund, nor anyone on their behalf, consulted with KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, L.P.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 6, 2018

By (Signature and Title)	/s/ James J. Hoffmayer
James J. Hoffmayer, Treasurer

Date: September 6, 2018